Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Granting of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. During the fiscal year 2025, we have not made awards to any named executive officer during the period beginning four business days before and ending one business day after the filing of a period report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In connection with the onboarding of the two new directors, updating our non-employee director compensation plan and granting stock options to our new directors, we also updated our CEO’s base salary and granted addition stock and stock options to our named executive officers. The equity grants to the new directors and the named executive officers were all granted on the same day and disclosed in the Form 8-K disclosing the appointment of Mr. Pellegrino and the resignation of Mr. Anania.

Award Timing Method [Text Block]	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	we have not made awards to any named executive officer during the period beginning four business days before and ending one business day after the filing of a period report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false